SHARE-BASED COMPENSATION - Summary of Valuation Assumptions Used (Details)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	53.66%
Expected volatility, Minimum	2.20%	50.78%
Expected volatility, Maximum	2.80%	51.84%
Risk-free interest rate (per annum)	1.88%
Risk-free interest rate, Minimum		1.32%
Risk-free interest rate, Maximum		1.88%
Exercise multiple, Minimum		2.20
Exercise multiple, Maximum		2.80
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	10 years	10 years
2021 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	53.66%	51.77%
Risk-free interest rate (per annum)	1.88%	1.68%
Exercise multiple		2.80
Exercise multiple, Minimum	2.20
Exercise multiple, Maximum	2.80
Expected dividend yield	0.00%	0.00%
Contractual term (in years)	10 years	10 years